CASH TRUST SERIES, INC.

Supplement to Combined Prospectus dated September 30, 1997

At the May 15, 1998 shareholder meeting, shareholders approved the following:

    Changed Prime Cash Series' and Municipal Cash Series' fundamental policies of investing in restricted securities to non-fundamental policies and allowing Prime Cash Series and Municipal Cash Series to invest, without limitation, in restricted securities which meet the Board of Directors' guidelines for liquidity. Therefore, the policies on investing in restricted securities in Prime Cash Series and Municipal Cash Series are:

     "Prime Cash Series and Municipal Cash Series may invest in restricted securities. Restricted securities are any securities in which Prime Cash Series and Municipal Cash Series may invest pursuant to their investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Directors, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, Prime Cash Series and Municipal Cash Series will limit their purchase, together with other illiquid securities, to 10% of their net assets."



    Amended Prime Cash Series' fundamental concentration policy by eliminating the requirement to concentrate in commercial paper issued by finance companies. Therefore, Prime Cash Series' fundamental policy on concentration is as follows:

     "Prime Cash Series will not invest 25% or more of its total assets in any one industry. However, investing in U.S. government securities and domestic bank instruments shall not be considered investments in any one industry."



                                                                    June 1, 1998



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PRIME CASH SERIES

(A Portfolio of Cash Trust Series, Inc.)
Supplement to Prospectus dated September 30, 1997

At the May 15, 1998 shareholder meeting, shareholders approved the following:

    Amended the Fund's fundamental concentration policy by eliminating the requirement to concentrate in commercial paper issued by finance companies. Therefore, the Fund's fundamental policy on concentration is as follows:

     "The Fund will not invest 25% or more of its total assets in any one industry. However, investing in U.S. government securities and domestic bank instruments shall not be considered investments in any one industry."

    Changed the Fund's fundamental policy of investing in restricted securities to a non-fundamental policy allowing the Fund to invest, without limitation, in restricted securities which meet the Board of Directors' guidelines for liquidity. Therefore, the Fund's policy on restricted securities is as follows:

     "The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objectives and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Directors, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets."

                                                                    June 1, 1998



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PRIME CASH SERIES

(A Portfolio of Cash Trust Series, Inc.)
Supplement to Statement of Additional Information dated September 30, 1997

At the May 15, 1998 shareholder meeting, shareholders approved the following:

    Elected Nicholas P. Constantakis to the Board of Directors;

    Amended the policy on diversification of investments by removing any specific restrictions regarding diversification so that the Fund will continue to be operated in accordance with Rule 2a-7;

    Changed the Fund's fundamental policy of investing in restricted securities to a non-fundamental policy allowing the Fund to invest, without limitation, in restricted securities which meet the Board of Directors' guidelines for liquidity; and

    Amended the Fund's fundamental concentration policy by eliminating the requirement to concentrate in commercial paper issued by finance companies.

                                                                    June 1, 1998



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MUNICIPAL CASH SERIES

(A Portfolio of Cash Trust Series, Inc.)
Supplement to Prospectus dated September 30, 1997

At the May 15, 1998 shareholder meeting, shareholders approved a change to the Fund's fundamental policy of investing in restricted securities. The policy is now non-fundamental and allows the Fund to invest, without limitation, in restricted securities which meet the Board of Directors' guidelines for liquidity. Therefore, the Fund's policy on restricted securities is as follows:

     "The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Directors, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets."

                                                                    June 1, 1998



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MUNICIPAL CASH SERIES

(A Portfolio of Cash Trust Series, Inc.)
Supplement to Statement of Aditional Information dated September 30, 1997

At the May 15, 1998 shareholder meeting, shareholders approved the following:

    Elected Nicholas P. Constantakis to the Board of Directors;

    Amended the policy on diversification of investments by removing any specific restrictions regarding diversification so that the Fund will continue to be operated in accordance with Rule 2a-7; and

    Changed the Fund's fundamental policy of investing in restricted securities to a non-fundamental policy allowing the Fund to invest, without limitation, in restricted securities which meet the Board of Directors' guidelines for liquidity.

                                                                    June 1, 1998

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GOVERNMENT CASH SERIES

(A Portfolio of Cash Trust Series, Inc.)
Supplement to Statement of Additional Information dated September 30, 1997

At the May 15, 1998 shareholder meeting, shareholders elected Nicholas P. Constantakis to the Board of Directors.

                                                                    June 1, 1998

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TREASURY CASH SERIES

(A portfolio of Cash Trust Series, Inc.)
Supplement to Statement of Additional Information dated September 30, 1997

At the May 15, 1998 shareholder meeting, shareholders elected Nicholas P. Constantakis to the Board of Directors.

                                                                    June 1, 1998

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